International Equities Index Fund Investment Objectives and Goals - International Equities Index Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: International Equities Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital growth through investments in equity securities that, as a group, are expected to provide investment results closely corresponding to the performance of the MSCI EAFE Index (net) (the “Index”).